Equity - AOCI Changes Net of Tax Table (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance	$ (57)
Net other comprehensive income	34	$ 39	$ 3
Accumulated other comprehensive income (loss), ending balance	(23)	(57)
Accumulated net gain (loss) from cash flow hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss), beginning balance	(57)	(96)
Other comprehensive income before reclassifications	0	5
Amounts reclassified from accumulated other comprehensive income	34	34
Net other comprehensive income	34	39
Accumulated other comprehensive income (loss), ending balance	$ (23)	$ (57)	$ (96)